Mineral Properties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	$ 82,226	$ 64,587
Mineral Properties, Expenditures Incurred	7,281	17,639
Mineral Properties, Ending Balance	89,507	82,226
Bellekeno [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	7,123	6,885
Mineral Properties, Expenditures Incurred	443	238
Mineral Properties, Ending Balance	7,566	7,123
Lucky Queen [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	824	693
Mineral Properties, Expenditures Incurred	117	131
Mineral Properties, Ending Balance	941	824
Onek [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	1,065	1,034
Mineral Properties, Expenditures Incurred	40	31
Mineral Properties, Ending Balance	1,105	1,065
McQuesten [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	1,997	1,997
Mineral Properties, Expenditures Incurred	0	0
Mineral Properties, Ending Balance	1,997	1,997
Silver King [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	4,464	4,464
Mineral Properties, Expenditures Incurred	0	0
Mineral Properties, Ending Balance	4,464	4,464
Flame And Moth [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	28,311	22,455
Mineral Properties, Expenditures Incurred	593	5,856
Mineral Properties, Ending Balance	28,904	28,311
Bermingham [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	32,084	23,376
Mineral Properties, Expenditures Incurred	4,189	8,708
Mineral Properties, Ending Balance	36,273	32,084
Elsa Tailings [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	884	884
Mineral Properties, Expenditures Incurred	0	0
Mineral Properties, Ending Balance	884	884
Other Keno Hill Properties [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	5,474	2,799
Mineral Properties, Expenditures Incurred	1,899	2,675
Mineral Properties, Ending Balance	$ 7,373	$ 5,474